RESTRUCTURING AND ASSET RELATED CHARGES - NET - Restructuring Program (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 87	$ 146	$ 61
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring and asset related charges - net	Restructuring and asset related charges - net	Restructuring and asset related charges - net
Operating Segments | ElectronicsCo
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4	$ 38	$ 19
Operating Segments | IndustrialsCo
Restructuring Cost and Reserve [Line Items]
Restructuring charges	78	66	22
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	42	20
2023-2024 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring charges	89	110
2023-2024 Restructuring Program | Operating Segments | ElectronicsCo
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	14
2023-2024 Restructuring Program | Operating Segments | IndustrialsCo
Restructuring Cost and Reserve [Line Items]
Restructuring charges	79	64
2023-2024 Restructuring Program | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8	32
2022 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(2)	35	61
2022 Restructuring Program | Operating Segments | ElectronicsCo
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	25	18
2022 Restructuring Program | Operating Segments | IndustrialsCo
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1)	2	21
2022 Restructuring Program | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (3)	$ 8	$ 22